GMO ALTERNATIVE ALLOCATION FUND	Summary Prospectus June 30, 2021
Share Class:	Class I	Class R6
Ticker:	GAAGX	GAAKX
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks.
You can find the Fund’s prospectus, statement of additional information and other information about the Fund online at https://www.gmo.com/north-america/investment-capabilities/mutual-funds/. You can also get this information at no cost by calling 1-617-346-7646, by sending an email request to SHS@gmo.com, or by contacting your financial intermediary. The Fund’s prospectus and statement of additional information, each dated June 30, 2021, each as may be revised and/or supplemented from time to time, are incorporated by reference into this summary prospectus.
Investment objective
Positive total return.
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class R6	Class I
Management fee	0.95%1	0.95%1
Total other expenses	0.66%	0.73%4
Dividend and interest expense on short sales	0.53%2	0.51%2
All other expenses	0.12%	0.22%4
Acquired fund fees and expenses (underlying fund expenses)	0.09%3	0.09%3
Total annual fund operating expenses	1.69%	1.77%
Expense reimbursement/waiver	(0.16%)1	(0.15%)1,4
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	1.53%	1.62%
1 Includes both management fee of 0.73% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares: 0.99% for Class R6 shares and 0.99% for Class I shares (each, an “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel and independent compliance consultant to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (collectively, “Excluded Expenses”), are excluded from the Expense Cap. GMO is permitted to recover from the Fund, on a class-by-class basis, expenses it has borne or reimbursed pursuant to an Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Cap set forth above or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Caps set forth above or any lower expense limits as is in effect at the time GMO seeks to recover expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. The reimbursement and waiver arrangements described above, including the Expense Cap, will remain in effect through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
2 “Dividend and interest expense on short sales” reflects interest expense and dividends paid on borrowed securities. Dividends paid on borrowed securities are an expense of short sales. Such expenses are required to be treated as a Fund expense for accounting purposes and are not payable to GMO. The Fund also receives income in connection with short sales, which is reflected in the Fund’s net income but is not reflected as an offset to dividend expenses on short sales in the Fund’s annual fund operating expenses table. Any interest expense amount or dividends paid on securities sold short will vary based on the extent of Fund’s use of those investments. Excluding interest expense and dividends paid on borrowed securities, the total annual fund operating expenses for each class of shares of the Fund would be lower by 0.53% for Class R6 and 0.51% for Class I.
3 Consists of approximately 0.09% in underlying fund fees and expenses and less than 0.01% in purchase premiums and redemption fees paid to underlying funds. The underlying funds also receive income in connection with short sales, which is reflected in the Fund’s net income but is not reflected as an offset to dividend expenses on short sales in the Fund’s annual fund operating expenses table.
4 Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

 GMO ALTERNATIVE ALLOCATION FUND
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class R6	$156	$517	$903	$1,984
Class I	$165	$543	$945	$2,071
Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2021, the Fund’s portfolio turnover rate (including the accounts of the Fund’s wholly-owned subsidiary, GMO Alternative Allocation SPC Ltd., and excluding short-term investments) was 411% of the average value of its portfolio securities. That portfolio turnover rate includes investments in U.S. Treasury Fund, which the Fund uses as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 28, 2021 (including the accounts of GMO Alternative Allocation SPC Ltd., and excluding transactions in U.S. Treasury Fund and other short-term investments) was 410% of the average value of its portfolio securities.
Principal investment strategies
The Fund seeks annualized returns of 4% (net of fees) above cash (FTSE 3-Month Treasury Bill Index) over a complete market cycle while having a low correlation to traditional equity market indices. The Fund invests directly or indirectly (through other GMO funds) in a combination of GMO investment strategies. The Fund typically has exposure to many underlying strategies, and at any given time the Fund may have significant exposure to a single or a few strategies. Below are some of the strategies in which GMO expects the Fund to invest:
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Fixed Income Absolute Return:   strategy of exploiting opportunities in global debt and currency markets by investing in fixed income instruments of varying maturities, durations and credit qualities (including bonds, forward contracts, swap contracts or other derivatives)

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Event-Driven:   strategy of investing primarily in equity securities of companies that GMO expects to experience a material corporate event or catalyst in the relative short-term. These events are typically agreed-to merger and acquisition transactions but also may include corporate buy-ins, hostile mergers, pre-bid acquisitions, corporate spin-offs, likely transactions, restructurings, and corporate litigation and regulatory events.

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Systematic Put Writing:   put option writing strategy on U.S. and non-U.S. stock indices based on GMO’s evaluation of the income the Fund can receive for writing put options on a given index relative to the income for writing put options on other indices, taking into consideration the historical risk premium for writing put options on those indices.

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Global Macro:   long/short strategy across a range of global equity, bond, currency, and commodity markets using exchange-traded futures, forward currency contracts, and swaps on commodity indices, as well as other investments, using GMO’s proprietary investment models for systematic global tactical asset allocation and equity, bond, currency and commodity market selection.

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Long/Short Equities:   global, regional and/or industry-specific long-short equity exposures

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Long/Short Asset Allocation:   strategy of taking long positions in asset and sub-asset classes that GMO expects will outperform relative to the asset and sub-asset classes to which the Fund has short investment exposure.

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High Yield:   systematic, factor-based strategy of investing in high yield bonds and other instruments providing high yield bond exposure, including fallen angel bonds (bonds originally issued as investment grade that have since been downgraded to below investment grade), short-dated bonds, exchange-traded funds (“ETFs”), total return swaps on high yield indices, and options on ETFs and high yield indices.

GMO may discontinue or add new strategies at any time, and the factors GMO considers can change over time. The Fund may have long and/or short exposure to any asset class (e.g., U.S. equity, international equity, emerging market equity, developed and emerging market fixed income) and may hold or “use” exchange-traded and over-the-counter derivatives of any kind. The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. Because of its derivative positions, the Fund typically has gross investment exposure in excess of its net assets (i.e. the Fund may be leveraged) and, therefore, is subject to heightened risk of loss. The Fund may invest in securities of any credit quality (including below investment grade securities commonly referred to as “high yield” or “junk bonds”) or maturity. The Fund may invest in securities of companies of any market capitalization. The Fund may lend its portfolio securities.
The Fund gains exposure to commodities and some other asset classes by investing through a wholly-owned subsidiary advised by GMO, which does not receive any management or other fees for its services. The subsidiary invests primarily in commodity-related derivatives (such as over-the-counter swaps on commodity indices) and fixed income investments but also may invest in any other investment

 GMO ALTERNATIVE ALLOCATION FUND
in which the Fund is permitted to invest directly. References in this Prospectus to actions taken by the Fund refer to actions taken by the subsidiary as well as the Fund. The Fund does not invest directly in commodities and commodity-related derivatives (such as swaps on commodity indices).
The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in its wholly-owned subsidiary and in any underlying funds in which it invests. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in its wholly-owned subsidiary and in any underlying funds, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”
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Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results, including annualized returns the Fund is seeking to achieve. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

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Leveraging Risk – The use derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.

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Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

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Market Risk – Equities – The market price of an equity security may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. When the Fund writes put options on stock indices, the value of those options will decline when the value of those indices declines. The value of an index depends on the value of the equity securities in the index. Also, the Fund’s investment strategy of writing put options on stock indices can be expected to cause that strategy to underperform relative to those indices when those markets rise sharply. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares. In addition, the value of the Fund’s shares will be adversely affected if the equities or other assets that are the subjects of the Fund’s short exposures appreciate in value.

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Market Risk – Fixed Income – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

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Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations, or in anticipation of such failure. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments.

 GMO ALTERNATIVE ALLOCATION FUND
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Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

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Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in its wholly-owned subsidiary and the underlying funds (including ETFs) in which it invests, including the risk that its wholly-owned subsidiary and those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses.

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Futures Contracts Risk – The loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and the Fund may be unable when it wishes to effect closing transactions to terminate its exposure under that contract. When the Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge. In addition, the Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.

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Non-U.S. Investment Risk – The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, limitations on, or difficulties enforcing, legal judgments, contractual rights, or other remedies) tend to be greater for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities, and often are more volatile than the economies of developed countries.

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Event-Driven Risk – If the Fund purchases securities in anticipation of a proposed merger, acquisition, exchange offer, tender offer, or other similar transaction and that transaction later appears likely to be delayed or unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of event-driven strategies (such as merger arbitrage) typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. Event-driven strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated. The Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust investment exposure in connection with an event-driven transaction may not perform as expected or may otherwise reduce the Fund’s gains or increase its losses.

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Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

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Commodities Risk – Commodity prices can be extremely volatile, and exposure to commodities can cause the value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.

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Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S.and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

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Focused Investment Risk – Investments focused in asset classes, countries, regions, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

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Illiquidity Risk – Low trading volume, lack of a market maker, large position size or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

 GMO ALTERNATIVE ALLOCATION FUND
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Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

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Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the FTSE 3-Month Treasury Bill Index. Share classes not shown would have substantially similar annual returns to those below because all share classes invest in the same portfolio of securities. Annual returns vary among share classes to the extent that they bear different expenses. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class VI shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class VI Shares
Years Ending December 31
Highest Quarter: 2.91% (4Q2020)
Lowest Quarter: -6.99% (1Q2020)
Year-to-Date (as of 3/31/21): -2.26%
Average Annual Total Returns
Periods Ending December 31, 2020
	1 Year	5 Years	10 Years	Incept.
Class VI				5/1/19
Return Before Taxes	-0.27%	N/A	N/A	1.48%
Return After Taxes on Distributions	-1.18%	N/A	N/A	0.33%
Return After Taxes on Distributions and Sale of Fund Shares	-0.11%	N/A	N/A	0.69%
FTSE 3-Month Treasury Bill Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	0.58%	N/A	N/A	1.21%
Class I				9/4/19
Return Before Taxes	-0.48%	N/A	N/A	0.95%
FTSE 3-Month Treasury Bill Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	0.58%	N/A	N/A	0.90%

Management of the Fund
Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC
Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:
Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since the Fund’s inception in 2019)	Head, Asset Allocation Team, GMO.
Asset Allocation	B.J. Brannan (since the Fund’s inception in 2019)	Portfolio Manager, Asset Allocation Team, GMO.
Asset Allocation	Matt Kadnar (since the Fund’s inception in 2019)	Portfolio Manager, Asset Allocation Team, GMO.
Purchase and sale of Fund shares
Under ordinary circumstances, you may purchase the Fund’s shares on days when the New York Stock Exchange (“NYSE”) is open for business. Purchase orders should be submitted directly to GMO Trust (the “Trust”) or through a broker or agent authorized to accept purchase and redemption orders on the Funds’ behalf. Investors who have entered into agreements with the Trust may purchase shares of the Fund through the National Securities Clearing Corporation (“NSCC”).
Class R6 shares and Class I shares are available for purchase by (i) eligible retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred

 GMO ALTERNATIVE ALLOCATION FUND
compensation plans), (ii) section 529 plans, and (iii) other investors whose accounts are maintained by the Fund through third-party platforms or intermediaries. Purchases of Class R6 shares or Class I shares are not subject to any minimum dollar amount.
Fund shares are redeemable. Under ordinary circumstances, you may redeem the Fund’s shares on days when the NYSE is open for business. Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. Investors who have entered into agreements with the Trust may redeem shares of the Fund through the NSCC. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an email to SHS@GMO.com.
U.S. tax information
The Fund has elected to be treated, and intends to qualify and be treated each year, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes and to distribute net investment income and net realized capital gains, if any, to shareholders. These distributions are taxable as ordinary income or capital gain to U.S. shareholders that are not exempt from U.S. income tax or investing through a tax-advantaged account. U.S. shareholders who are investing through a tax-advantaged account may be taxed upon withdrawals from that account.
Financial intermediary compensation
The Fund makes payments out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders. In addition, GMO pays brokers, agents, or other financial intermediaries for transfer agency and related services. These payments create a conflict of interest by creating a financial incentive for the broker or other financial intermediary and salesperson to recommend the purchase of Fund shares over another investment. GMO also makes payments to financial intermediaries for the purchase of Fund shares, which creates a similar conflict of interest. Ask your salesperson or consult your financial intermediary’s website for more information.